RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 20– RELATED PARTY TRANSACTIONS

Agreements with Danny Meeks and Affiliates of Danny Meeks

As of December 31, 2022, the Company leases 12 scrap yard facilities by an entity controlled by the Company’s Chief Executive Officer. On April 1, 2022, the Company entered into amendments to the leases for its Kelford and Carrolton yards, increasing the monthly rent payments by an aggregate of $50,000 per month for use of an automotive shredder and downstream processing system, respectively, being installed on those properties, increasing by 3% on January 1st of every year for the duration of the leases. On September 1, 2022, the Company terminated the lease for its Portsmouth yard on account of the Company purchasing the land underlying the lease, reducing the lease payment by $11,200 per month.

During the twelve months ended December 31, 2022, the Company paid rents of $2,483,217 to an entity controlled by the Company’s Chief Executive Officer. Additionally, during the twelve months ended December 31, 2022, the Company paid $122,866 in accrued rents owed to an entity controlled by the Company’s Chief Executive Officer at December 31, 2021. As of December 31, 2022, the Company owed $317,781 in accrued rent to an entity controlled by the Company’s Chief Executive Officer.

During the year ended December 31, 2022, the Company purchased equipment for $152,500 from an entity controlled by the spouse of the Chief Executive Officer. During the year ended December 31, 2022, the Company purchased equipment for $20,000 from an entity controlled by the Chief Executive Officer.

During the year ended December 31, 2021, the Company’s Chief Executive Officer was reimbursed $224,660 for expenses made on behalf the Company. Further, during the year ended December 31, 2022 and 2021, the Company’s Chief Executive Officer advanced $0 and $24,647 to the Company and was repaid $0 and $59,103, respectively.

On September 30, 2021, the Company authorized the issuance of 500 shares of Series Z Preferred Stock, par value $0.001 per share. The Series Z Preferred Stock has a $20,000 stated value per share and all 500 Series Z preferred shares, in aggregate, are convertible into 19.98% of the issued and outstanding common shares of the Company (post conversion). The conversion rate is applicable on a pro rata basis to each share of Series Z Preferred Stock upon conversion. This anti-dilutive conversion feature is in effect until such time an S-1 Registration Statement is declared effective by the SEC in conjunction with a NASDAQ listing. On September 30, 2021, the Company entered into a Series Z Preferred Stock Issuance Agreement with the Company’s Chief Executive Officer whereby the Company entered into a non–convertible note payable agreement for $1,000,000 in exchange for: (i) a $1,000,000 cash payment directly paid to the warrant holder; and (ii) the issuance of 250 Series Z Preferred Shares having a fair value of $6,530,867. The note bears interest of 8% per annum and is due within three days of the Company’s next closing of equity financing of $3,000,000 or more. The proceeds received were allocated to the debt and equity on a relative fair value basis. Accordingly, debt discount of $867,213 was recognized with a corresponding increase in additional paid-in capital. Since the due date is contingent upon a future event, the entire debt discount was amortized to interest expense immediately.

We lease our scrap yard located at 22097 Brewers Neck Blvd., Carrollton, VA 23314, from DWM Properties, LLC, which is owned by our Chairman and Chief Executive Officer, for $55,850 per month. The lease expires on January 1, 2024, with two five year options to extend at the Company’s election.

We lease our scrap yard located at 1576 Millpond Rd., Elizabeth City, NC 27909, from DWM Properties, LLC, which is owned by our Chairman and Chief Executive Officer, for $11,200 per month. The lease expires on January 1, 2024, with two one year options to extend at the Company’s election.

We lease our scrap yard located at 130 Courtland Rd., Emporia, VA 23847, from DWM Properties, LLC, which is owned by our Chairman and Chief Executive Officer, for $11,200 per month. The lease expires on January 1, 2024, with two five year options to extend at the Company’s election.

We lease our scrap yard located at 623 Highway 903 N., Greenville, NC 27834, from DWM Properties, LLC, which is owned by our Chairman and Chief Executive Officer, for $11,200 per month. The lease expires on January 1, 2024, with two five year options to extend at the Company’s election.

We lease our scrap yard located at 8952 Richmond Rd., Toano, VA 23168, from DWM Properties, LLC, which is owned by our Chairman and Chief Executive Officer, for $11,200 per month. The lease expires on January 1, 2024, with two five year options to extend at the Company’s election.

We lease our scrap yard located at 945 NC 11N, Kelford, NC 27805, from DWM Properties, LLC, which is owned by our Chairman and Chief Executive Officer, for $39,293 per month. The lease expires on January 1, 2024, with two five year options to extend at the Company’s election.

We lease our scrap yard located at 1100 E Princess Anne Rd, Norfolk, VA 23504, from DWM Properties, LLC, which is owned by our Chairman and Chief Executive Officer, for $16,391 per month. The lease expires on January 1, 2024, with two five year options to extend at the Company’s election.

We lease our scrap yard located at 277 Suburban Drive, Suffolk, VA 23434, from DWM Properties, LLC, which is owned by our Chairman and Chief Executive Officer, for $15,450 per month. The lease expires on January 1, 2024, with two five year options to extend at the Company’s election.

We lease our scrap yard located at 9922 Hwy 17 S., Vanceboro, NC 28586, from DWM Properties, LLC, which is owned by our Chairman and Chief Executive Officer, for $8,742 per month. The lease expires on January 1, 2024, with two five year options to extend at the Company’s election.

We lease our scrap yard located at 1040 Oceana Blvd, Virginia Beach, VA 23454, from DWM Properties, LLC, which is owned by our Chairman and Chief Executive Officer, for $15,407 per month. The lease expires on January 1, 2024, with two five year options to extend at the Company’s election.

We lease our scrap yard located at 406 Sandy Street, Fairmont, NC 28340, from DWM Properties, LLC, which is owned by our Chairman and Chief Executive Officer, for $8,000 per month. The lease expires on January 1, 2024, with two five year options to extend at the Company’s election.